Note 30 - Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Total borrowings	$ 21,762,000	$ 20,015,000	$ 8,001,000
Directors' remuneration expense	1,131,000	1,705,000
Expense of restructuring activities	$ 1,873,000
Number of Instruments, Convertible Loan Notes Outstanding	2,473,367
Number of convertible preference shares outstanding	2,473,367
Reserve of equity component of convertible instruments	$ 25,072,000	25,072,000
Related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Borrowings, interest rate	8.50%
Total borrowings	$ 770,000	0
Noncurrent related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Borrowings, interest rate	8.50%
Total borrowings	$ 18,992,263	18,992,263
Borrowings, Periodic Payment	75,000
Notes payable to Arowana Australasian Special Situations 1A Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	$ 4,655,366
Number of Instruments, Convertible Loan Notes Outstanding	666,666
Notes payable to Arowana Australasian Special Situations 1B Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	$ 4,655,366
Number of Instruments, Convertible Loan Notes Outstanding	666,666
Notes payable to Arowana Australasian Special Situations 1C Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	$ 4,655,366
Number of Instruments, Convertible Loan Notes Outstanding	666,667
Convertible loan notes payable to Panage Group Trust [member]
Statement Line Items [Line Items]
Total borrowings	$ 31,425
Interest paid	1,707
Convertible loan notes payable to Sd & K Investments Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	302,010
Interest paid	$ 16,408
Arowana International Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interests held by shareholder	60.30%
Non-Executive Directors fee, Monthly	$ 21,094
Amounts payable, related party transactions	19,000,000	19,000,000
Monthly fees for Chief Financial Officer	26,352
Annual salary for director, recharged to related party	260,000
Third-party fees charged by related party	1,600,000
Expense of restructuring activities	202,003
Interest paid	758,766
Dividends paid	325,185
Arowana International Limited [Member] | Annual salary for director, recharged to related party [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	242,915	121,046
Arowana International Limited [Member] | Directors fees for Kevin Chin [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	42,188	0
Arowana International Limited [Member] | Monthly fees for Chief Financial Officer [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	80,036	0
Arowana International Limited [Member] | Cost incurred by Arowana on behalf of VivoPower [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	1,802,003	$ 0
Director, Gary Hui [member]
Statement Line Items [Line Items]
Directors' remuneration expense	360,000
Director, Kevin Chin [member]
Statement Line Items [Line Items]
Purchases of property and other assets, related party transactions	$ 2,000,000
Arowana Australasian Special Situations 1A Pty Ltd [member]
Statement Line Items [Line Items]
Number of convertible preference shares outstanding	388,889
Reserve of equity component of convertible instruments	$ 1,163,843
Arowana Australasian Special Situations 1B Pty Ltd [member]
Statement Line Items [Line Items]
Number of convertible preference shares outstanding	388,889
Reserve of equity component of convertible instruments	$ 1,163,843
Arowana Australasian Special Situations 1C Pty Ltd [member]
Statement Line Items [Line Items]
Reserve of equity component of convertible instruments	$ 1,163,843
Arowana Australasian Special Situations Fund 1 Pty Limited [member]
Statement Line Items [Line Items]
Number of convertible preference shares outstanding	833,333
Reserve of equity component of convertible instruments	$ 2,493,948
Panaga Group Trust [member]
Statement Line Items [Line Items]
Dividends paid	$ 732
Number of convertible preference shares outstanding	4,500
Reserve of equity component of convertible instruments	$ 13,467
Sd & K Investments Pty Ltd [member]
Statement Line Items [Line Items]
Dividends paid	$ 7,032
Number of convertible preference shares outstanding	43,249
Reserve of equity component of convertible instruments	$ 129,433